Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Employee Benefit Plans
Note 13 – Employee Benefit Plans

The Company has various defined contribution savings plans under which eligible employees can participate by contributing a portion of their salary for investment, at the direction of each employee, in one or more investment funds.  Several of the plans were adopted in connection with certain of the Company’s acquisitions.  The plans are primarily tax-deferred arrangements pursuant to Internal Revenue Code (“IRC”) Section 401(k) and are subject to the provisions of the Employee Retirement Income Security Act (“ERISA”).  The Company matches employee contributions in varying degrees (either in shares of the Company’s common stock or cash, in accordance with the applicable plan provisions) based on the contribution levels of the employees, as specified in the respective plan documents.  Expense relating primarily to the Company’s matching contributions for these defined contribution plans for the years ended December 31, 2010, 2009 and 2008 was $5.6 million, $6.6 million and $6.4 million, respectively.

The Company has a non-contributory, defined benefit pension plan covering certain corporate headquarters employees and the employees of several companies sold by the Company in 1992, for which benefits ceased accruing upon the sale (the “Qualified Plan”).  Benefits accruing under this plan to corporate headquarters employees were fully vested and frozen as of January 1, 1994.

The Company also had an excess benefit plan (“EBP”) that provides retirement payments to certain headquarters employees in amounts generally consistent with what they would have received under the Qualified Plan.  The retirement benefits provided by the EBP are generally comparable to those that would have been earned in the Qualified Plan, if payments under the Qualified Plan were not limited by the IRC.  On September 30, 2010, the Company terminated the defined benefit portion of its Excess Benefit Plan.  See additional information at the “Plan curtailment” and “Benefit plan termination and related costs” section of this Note.

The Qualified Plan is funded with an irrevocable trust, which consists of assets held in the Vanguard Intermediate Term Treasury Fund Admiral Shares fund (“Vanguard Fund”), a mutual fund holding U.S. Treasury obligations.  In addition, the Company has established rabbi trusts, which are also held in the Vanguard Fund, to provide for retirement obligations under the EBP.  The Company’s general approach is to fund its pension obligations in accordance with the funding provisions of ERISA.

Components of Net Periodic Pension Cost and Other Amounts
Recognized in Other Comprehensive Income (Pre-tax)
(in thousands):	For the years ended December 31,

Net Periodic Pension Cost (Pre-tax):	2010	2009	2008
Service cost	$2,226	$1,499	$5,121
Interest cost	3,323	5,997	9,542
Amortization of deferred amounts (primarily prior actuarial losses)	4,891	1,000	14,694
Return on assets	(224)	(242)	(483)
Net periodic pension cost	10,216	8,254	28,874
Benefit plan termination and related costs (see below)	25,187	-	-
Net periodic pension costs and benefit plan termination and related costs	35,403	8,254	28,874

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Pre-tax):
Net loss (gain), net of curtailment	(49,463)	40,342	(71,435)
Amortization of net (loss)	(4,891)	(1,000)	(14,680)
Amortization of prior service cost	-	-	(14)
Total loss (gain) recognized in other comprehensive income	(54,354)	39,342	(86,129)

Total loss (gain) recognized in net periodic pension cost and other comprehensive income	$(18,951)	$47,596	$(57,255)

Plan curtailment
As a result of plan curtailments, the projected benefit obligation of the Excess Benefit Plan was remeasured as of July 31, 2010 and September 30, 2010, resulting in a pretax increase to other comprehensive income of approximately $23.3 million during the 2010 year.

Benefit plan termination and related costs
On September 30, 2010, the Company terminated the defined benefit portion of its Excess Benefit Plan (“the Plan”) which was not a qualified plan under the Internal Revenue Code of 1986, as amended.  As a result of the termination, each active participant’s terminated plan liability was determined, based primarily on the participant’s compensation and duration of employment, as of September 30, 2010.  Partial payments were made to non-active participants through September 30, 2010, with remaining payments to be made at varying times spanning through September 2012.  As a result of the Plan termination, the Company recognized a one-time charge to expense of approximately $25 million in the third quarter of 2010 for benefit plan termination and related costs, primarily comprised of the recognition of previously deferred actuarial losses.

As of December 31, 2010, the Company had approximately $75 million in notes payable remaining to participants, recorded in “Other current liabilities” on the Consolidated Balance Sheets.  These notes payable were fully funded as of December 31, 2010 with rabbi trust assets, having a fair value of approximately $86 million, invested for the purpose of satisfying these obligations.

Approximately $58 million of payments were made during 2010 to three former executives (Joel F. Gemunder, Cheryl D. Hodges and Patrick E. Keefe) relating to the Plan (using funds obtained upon the liquidation of a portion of the rabbi trust assets).  Notes payable related to Mr. Gemunder and Ms. Hodges of approximately $66 million remain as of December 31, 2010 (included in the aforementioned $75 million), and were paid in full in February 2011.  In addition, under the terms of the related separation agreements, Mr. Gemunder and Ms. Hodges earned interest on their unpaid benefit plan amounts at a rate of 8.75% per annum until the final payments were made in February 2011.  In connection with the funding of the payments in 2010 to the former executives, the Company recorded a gain of approximately $3.6 million on rabbi trust assets liquidated to make the payments.

The estimated amount of net loss in accumulated other comprehensive income expected to be recognized as a component of net periodic pension cost during the 2011 year is approximately $0.1 million.

The actuarial assumptions used to calculate net periodic pension costs for years ended December 31 were as follows:

	2010	2009	2008
Discount rate	3.8%	5.6%	5.8%
Rate of increase in compensation levels	15.0%	10.0%	25.0%
Expected rate of return on assets	6.0%	6.0%	6.0%

The actuarial assumptions used to calculate the benefit obligations at the end of plan year were as follows:

	2010	2009	2008
Discount rate	5.4%	3.8%	5.6%
Rate of increase in compensation levels	N/A	15.0%	10.0%
Expected rate of return on assets	6.0%	6.0%	6.0%

The discount rate assumption was determined giving consideration primarily to the Citigroup Pension Liability Index.  It should be noted that the actuarial calculation is highly dependent upon the stock price on the date(s) of stock award vesting and, accordingly, can fluctuate significantly with changes in Omnicare’s stock price.  The expected rate of return on assets was estimated based primarily on the historical rate of return on intermediate-term U.S. Government securities.

Obligations and Funded Status
(in thousands):
	For the years ended December 31,
Change in Plan Assets:	2010		2009
Fair value of plan assets at end of prior year	$3,917	(1)	$4,029
Actual return on plan assets	291		(68)
Employer contributions	-		60
Benefits paid	(127)		(104)
Fair value of plan assets at end of year	$4,081	(1)	$3,917	(1)

Change in Projected Benefit Obligation:
Projected benefit obligation at end of prior year	$157,120		$109,696
Plan curtailment	(23,359)		-
Establishment of notes payable	(86,389)		-
Service cost	2,226		1,499
Interest cost	3,323		5,997
Actuarial loss/(gain)	(827)		40,032
Benefits paid	(47,060)		(104)
Projected benefit obligation at end of year	$5,034		$157,120

Funded Status:
Projected benefit obligation in excess of plan assets	$(953)	(1)	$(153,203)	(1)

Accumulated benefit obligation at end of year	$5,034		$127,264

(1)
In addition to the irrevocable trust assets presented at fair value based on the quoted market prices of the investments held by the trustee in the table above, the Company has invested additional funds for settlement of the Company’s pension obligations in rabbi trusts, which totaled $133 million as of December 31, 2009.  Since rabbi trust assets do not serve to offset the Company’s pension obligation for accounting purposes per U.S. GAAP, the funded status above has been reflected as the difference between the projected benefit obligation for all plans and the irrevocable trust plan assets of the Qualified Plan.

The Company’s investment strategy generally targets investing in intermediate U.S. government and agency securities funds, seeking a moderate and sustainable level of current income by investing primarily in intermediate-term U.S. Treasury obligations with a low credit default risk.

Amounts Recognized in the Consolidated Balance
Sheets Consist of (in thousands):
	December 31,
	2010	2009
Current liabilities	$-	$17,252
Noncurrent liabilities	953	135,951
Total	$953	$153,203

Amounts Recognized in Accumulated Other Comprehensive Income (Pretax) Consist of:
Net loss	$950	$55,530
Prior service cost	-	-
Total	$950	$55,530

Information for Pension Plans with an Accumulated Benefit Obligation in excess of Plan Assets (in thousands):
	December 31,
	2010	2009
Qualified Plan:
Projected benefit obligation	$5,034	$6,242
Accumulated benefit obligation	5,034	6,242
Fair value of plan assets (1)	4,081	3,917

EBP Plan:
Projected benefit obligation	-	150,878
Accumulated benefit obligation	-	121,022
Fair value of plan assets (1)	-	-

Grand Totals:
Projected benefit obligation	5,034	157,120
Accumulated benefit obligation	5,034	127,264
Fair value of plan assets (1)	4,081	3,917

(1)	See "Obligations and Funded Status" table of this note for further discussion.
No funding is anticipated to be necessary in 2011 relating to the Qualified Plan.

Projected benefit payments, which reflect expected future service, as appropriate, for each of the next five fiscal years and in the aggregate for the five fiscal years thereafter as of December 31, 2010 are estimated as follows (in thousands):

2011	$149
2012	186
2013	192
2014	207
2015	230
Years 2016 - 2020	1,354